18. Financial instruments (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	R$ (1,161)
Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,487)
Net effect - gain (loss)	(326)
Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,517)
Net effect - gain (loss)	(356)
Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,549)
Net effect - gain (loss)	(388)
Fair value hedge (fixed rate)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(106)
Fair value hedge (fixed rate) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(190)
Fair value hedge (fixed rate) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(193)
Fair value hedge (fixed rate) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(196)
Fair value hedge (exchange rate)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(918)
Fair value hedge (exchange rate) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,127)
Fair value hedge (exchange rate) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,147)
Fair value hedge (exchange rate) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,168)
Debentures
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(921)
Debentures | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(989)
Debentures | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,005)
Debentures | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,022)
Certificate of Agribusiness Receivables
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,014)
Certificate of Agribusiness Receivables | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,089)
Certificate of Agribusiness Receivables | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,107)
Certificate of Agribusiness Receivables | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,126)
Promissory note
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,096)
Promissory note | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,176)
Promissory note | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,197)
Promissory note | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,217)
Bank loans - CBD
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(285)
Bank loans - CBD | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(306)
Bank loans - CBD | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(311)
Bank loans - CBD | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(317)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(58)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(62)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(63)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(64)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(6)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(6)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(6)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(86)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(92)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(94)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(95)
Total borrowings and financing exposure
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(4,489)
Total borrowings and financing exposure | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5,037)
Total borrowings and financing exposure | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5,123)
Total borrowings and financing exposure | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5,211)
Cash and cash equivalents
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	3,328
Cash and cash equivalents | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	3,550
Cash and cash equivalents | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	3,606
Cash and cash equivalents | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	R$ 3,662